OPERATING LEASES - (Tables)	12 Months Ended
Dec. 31, 2018
OPERATING LEASES
Schedule of Future minimum lease payments under non-cancellable operating leases

	2018	2017
	$ million	$ million
Land and buildings:
Within one year	37	40
After one and within two years	30	35
After two and within three years	27	27
After three and within four years	22	23
After four and within five years	16	19
After five years	52	56
	184	200
Other assets:
Within one year	17	17
After one and within two years	11	11
After two and within three years	4	5
After three and within four years	2	1
	34	34